OTHER RECEIVABLES, NET (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Receivables [Line Items]
Contract deposits	$ 1,700,339	$ 1,814,105
Loan to third party	0	1,562,700
Advances to employees	9,234	16,842
Others	681,423	769,154
Other receivables	2,390,996	4,162,801
Less: allowance for doubtful accounts	(2,323,937)	(2,423,770)	$ (598,747)
Net other receivables	67,059	1,739,031
Less: other receivables, net, held for discontinued operations	0	(68,350)
Other receivables, net, held for continuing operations	$ 67,059	$ 1,670,681